Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense for all stock-based compensation plans
Stock-based compensation expense recognized was as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Outstanding restricted and deferred stock units and awards	$32.6	$25.6	$26.0
Unvested outstanding stock options	12.1	11.1	8.5

Total stock-based compensation expense	$44.7	$36.7	$34.5

Summary of activity in all stock based compensation plans
A summary of option activity under the Company's stock compensation plans as of and for the year ended December 31, 2012 is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (dollars in millions)

Outstanding at January 1, 2012	5,757,456	$38.36	4.55	$63.8
Granted	668,361	56.04
Exercised	(1,439,428)	31.47
Forfeited	(216,746)	37.85
Expired	–	–

Outstanding at December 31, 2012	4,769,643	$42.94	5.02	$64.5

Vested at December 31, 2012 or expected to vest in the future	4,754,339	$42.91	5.01	$64.4

Exercisable at December 31, 2012	3,175,276	$38.98	3.61	$55.5

Share-based payment award, stock options, valuation assumptions
The fair values per share of option grants for the years ended December 31, 2012, 2011 and 2010 were estimated using the Black-Scholes-Merton option pricing formula with the following weighted-average assumptions:

	Year Ended December 31,
	2012	2011	2010

Expected life (in years)	3.2	2.8	2.5
Risk-free interest rate	0.37%	0.38%	0.46%
Volatility	39.4%	42.6%	43.8%
Expected dividend yield	0.0%	0.0%	0.0%

Share-based payment award, options, grants in period, grant date intrinsic value
The above assumptions and market prices of the Company's common stock at the date of option exercises resulted in the following values:

	Year Ended December 31,
	2012	2011	2010

Grant-date fair value per option	$15.68	$14.47	$11.78
Intrinsic value of options exercised (dollars in millions)	$33.7	$31.5	$63.4
Average intrinsic value per share of options exercised	$23.39	$26.79	$22.46

Restricted and deferred stock units granted and vesting
Information on restricted and deferred stock units granted and vesting during the three years ended December 31, 2012 follows:

	Year Ended December 31,
	2012	2011	2010

Number of units granted with performance conditions	211,244	139,191	211,804
Intrinsic value of units vesting (dollars in millions)	$38.2	$36.9	$29.2
Total number of units granted	674,578	682,246	806,041
Weighted average grant date fair value per unit	$50.44	$50.67	$41.81

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of activity in all stock based compensation plans
A summary of restricted and deferred stock unit award activity under the Company's stock compensation plans as of and for the year ended December 31, 2012 is presented below:

Restricted and Deferred Stock Units	Number	Weighted-Average Grant Date Fair Value

Nonvested at January 1, 2012	1,909,355	$30.25
Granted	674,578	50.44
Vested	(808,342)	49.60
Forfeited	(62,084)	47.47

Nonvested at December 31, 2012	1,713,507	$28.11

Total unrecognized compensation expense for all stock-based compensation plans
At
December 31, 2012

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$15.9

Weighted-average remaining expense recognition period (in years)	1.49

Restricted and Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense for all stock-based compensation plans
At December 31, 2012

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$31.8

Weighted-average remaining expense recognition period (in years)	1.53